Discontinued Operations - Financial results of SumTotal (Details) - USD ($) $ in Thousands	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2020
Operating expenses:
Net income from discontinued operations	$ 1,175	$ (3,968)	$ (165,946)	$ 11,940	$ (118,476)
Carrying amount of assets included as part of discontinued operations
Long-term assets of discontinued operations		78,297		164,812
Carrying amounts of liabilities included as part of discontinued operations:
Current liabilities of discontinued operations		74,266		87,467
Long term liabilities of discontinued operations		4,667		2,426
SumTotal
Revenues:
Total revenues	37,142	35,518	76,179	75,911
Operating expenses:
Costs of revenues	13,838	17,728	24,932	25,688
Content and software development	9,072	10,751	16,030	16,114
Selling and marketing	7,539	10,784	15,152	13,116
General and administrative	746	887	1,583	1,164
Amortization of intangible assets	4,410	3,593	10,643	6,873
Impairment of intangible assets			132,242
Recapitalization and acquisition-related costs	297	582	1,242	607
Restructuring	(127)	2,425	339	121
Total operating expenses	35,775	46,750	202,163	63,683
Operating income from discontinued operations	1,367	(11,232)	(125,984)	12,228
Other income (expense), net	(326)	(110)	(129)	31
Interest income	4	9	21	18
Interest expense	(57)	(92)	(86)	(1,176)
Reorganization items, net			(32,007)
Income from discontinued operations before income taxes	988	(11,425)	(158,185)	11,101
Provision for income taxes	(187)	(7,457)	7,761	(839)
Net income from discontinued operations	$ 1,175	(3,968)	$ (165,946)	11,940
Carrying amount of assets included as part of discontinued operations
Cash and cash equivalents		26,133		16,496
Restricted cash		236		236
Accounts receivable		35,106		38,587
Prepaid expenses and other current assets		6,787		8,755
Current assets of discontinued operations		68,262		64,074
Property and equipment, net		6,071		6,609
Goodwill		3,351		75,693
Intangible assets, net		64,157		75,628
Right of use assets		2,778		1,937
Other assets		1,940		4,945
Long-term assets of discontinued operations		78,297		164,812
Total assets classified as discontinued operations in the condensed consolidated balance sheet		146,559		228,886
Carrying amounts of liabilities included as part of discontinued operations:
Accounts payable		762		1,502
Accrued compensation		11,229		10,293
Accrued expenses and other current liabilities		3,022		3,260
Lease liabilities		2,043		508
Deferred revenue		57,210		71,904
Current liabilities of discontinued operations		74,266		87,467
Deferred revenue - non-current		182		292
Deferred tax liabilities		2,435		516
Long term lease liabilities		2,042		1,605
Other long-term liabilities		8		13
Long term liabilities of discontinued operations		4,667		2,426
Total liabilities classified as discontinued operations in the condensed consolidated balance sheet		$ 78,933		$ 89,893